Pension and other post-retirement benefits - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plans
Accumulated Other Comprehensive Income, Pension and Other Post-retirement Benefits
Beginning balance	(14,385)	3,333
Current year net actuarial gain (loss)	43,350	(17,777)
Current year prior service credit	(563)	82
Amortization of net actuarial loss	349	(23)
Ending balance	28,751	(14,385)
Other Postretirement Benefit Plans, Defined Benefit
Accumulated Other Comprehensive Income, Pension and Other Post-retirement Benefits
Beginning balance	(9,083)	821
Current year net actuarial gain (loss)	14,338	(9,878)
Current year prior service credit	0	0
Amortization of net actuarial loss	641	(26)
Ending balance	5,896	(9,083)